Investments (Details 1) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Government and government agencies [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ 0	$ 0	$ 0
Fair Value - Less than twelve months	$ 0	$ 0	$ 14
Fair Value as % of Cost - Less than twelve months	0.00%	0.00%	100.00%
Unrealized Loss - Twelve months or more	$ (3)	$ (3)	$ (3)
Fair Value - Twelve months or more	$ 15	$ 15	$ 15
Fair Value as % of Cost - Twelve months or more	83.00%	83.00%	83.00%
States, municipalities and political subdivisions [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (20)	$ 0	$ (94)
Fair Value - Less than twelve months	$ 794	$ 30	$ 1,428
Fair Value as % of Cost - Less than twelve months	98.00%	100.00%	94.00%
Unrealized Loss - Twelve months or more	$ (4)	$ (7)	$ (31)
Fair Value - Twelve months or more	$ 100	$ 407	$ 261
Fair Value as % of Cost - Twelve months or more	96.00%	98.00%	89.00%
Foreign government [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ 0
Fair Value - Less than twelve months	$ 0
Fair Value as % of Cost - Less than twelve months	0.00%
Unrealized Loss - Twelve months or more	$ 0
Fair Value - Twelve months or more	$ 0
Fair Value as % of Cost - Twelve months or more	0.00%
Residential Mortgage Backed Securities [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (1)	$ (1)	$ (5)
Fair Value - Less than twelve months	$ 156	$ 80	$ 344
Fair Value as % of Cost - Less than twelve months	99.00%	99.00%	99.00%
Unrealized Loss - Twelve months or more	$ (6)	$ (8)	$ (13)
Fair Value - Twelve months or more	$ 103	$ 169	$ 174
Fair Value as % of Cost - Twelve months or more	94.00%	95.00%	93.00%
Commercial Mortgage Backed Securities [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ 0	$ 0	$ (3)
Fair Value - Less than twelve months	$ 4	$ 10	$ 100
Fair Value as % of Cost - Less than twelve months	100.00%	100.00%	97.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0	$ 0
Fair Value - Twelve months or more	$ 14	$ 7	$ 0
Fair Value as % of Cost - Twelve months or more	100.00%	100.00%	0.00%
Asset-backed Securities [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (8)	$ (8)	$ (12)
Fair Value - Less than twelve months	$ 852	$ 896	$ 891
Fair Value as % of Cost - Less than twelve months	99.00%	99.00%	99.00%
Unrealized Loss - Twelve months or more	$ (5)	$ (8)	$ (1)
Fair Value - Twelve months or more	$ 315	$ 498	$ 30
Fair Value as % of Cost - Twelve months or more	98.00%	98.00%	97.00%
All other corporate [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (102)	$ (12)	$ (92)
Fair Value - Less than twelve months	$ 2,796	$ 411	$ 2,423
Fair Value as % of Cost - Less than twelve months	96.00%	97.00%	96.00%
Unrealized Loss - Twelve months or more	$ (27)	$ (14)	$ (10)
Fair Value - Twelve months or more	$ 232	$ 521	$ 113
Fair Value as % of Cost - Twelve months or more	90.00%	97.00%	92.00%
Fixed maturities [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (131)	$ (21)	$ (206)
Fair Value - Less than twelve months	$ 4,602	$ 1,427	$ 5,200
Fair Value as % of Cost - Less than twelve months	97.00%	99.00%	96.00%
Unrealized Loss - Twelve months or more	$ (45)	$ (40)	$ (58)
Fair Value - Twelve months or more	$ 779	$ 1,617	$ 593
Fair Value as % of Cost - Twelve months or more	95.00%	98.00%	91.00%
Common stocks [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (37)	$ (6)	$ (6)
Fair Value - Less than twelve months	$ 271	$ 80	$ 74
Fair Value as % of Cost - Less than twelve months	88.00%	93.00%	93.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0	$ 0
Fair Value - Twelve months or more	$ 0	$ 0	$ 0
Fair Value as % of Cost - Twelve months or more	0.00%	0.00%	0.00%
Perpetual preferred stocks [Member]
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (1)	$ 0	$ 0
Fair Value - Less than twelve months	$ 22	$ 13	$ 2
Fair Value as % of Cost - Less than twelve months	96.00%	100.00%	100.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0	$ 0
Fair Value - Twelve months or more	$ 5	$ 4	$ 5
Fair Value as % of Cost - Twelve months or more	100.00%	100.00%	100.00%